Debt - VTB Facilities - Additional Information (Detail) In Thousands, unless otherwise specified				1 Months Ended				1 Months Ended		1 Months Ended				12 Months Ended			1 Months Ended	12 Months Ended				12 Months Ended
	Dec. 31, 2008	Apr. 30, 2011 Yakutugol [Member]	Nov. 30, 2009 Yakutugol [Member]	Apr. 30, 2014 Yakutugol [Member] U.S. Dollar [Member] USD ($)	Apr. 30, 2011 Southern Kuzbass Coal Company (SKCC) [Member]	Sep. 30, 2010 Southern Kuzbass Coal Company (SKCC) [Member]	Nov. 30, 2009 Southern Kuzbass Coal Company (SKCC) [Member]	Apr. 30, 2014 Southern Kuzbass Coal Company (SKCC) [Member] U.S. Dollar [Member] USD ($)	Nov. 30, 2009 Chelyabinsk Metallurgical Plant (CMP) [Member]	Apr. 30, 2014 VTB Bank [Member] USD ($)	Apr. 30, 2013 VTB Bank [Member] USD ($)	Apr. 30, 2013 VTB Bank [Member] RUB	Apr. 30, 2012 VTB Bank [Member] Installment	Dec. 31, 2014 VTB Bank [Member] USD ($) Installment	Dec. 31, 2013 VTB Bank [Member] USD ($)	May 31, 2014 VTB Bank [Member] RUB	May 31, 2014 VTB Bank [Member] MosPrime [Member]	Dec. 31, 2014 VTB Bank [Member] MosPrime [Member]	Dec. 19, 2014 VTB Bank [Member] MosPrime 3M Rate [Member]	Dec. 31, 2014 VTB Bank [Member] Russian Euro-denominated Long-Term Short-Term Loans [Member] USD ($)	Dec. 31, 2013 VTB Bank [Member] Russian Euro-denominated Long-Term Short-Term Loans [Member] USD ($)	Dec. 31, 2014 Yakutugol And Southern Kuzbass Coal Company SKCC [Member] USD ($)	Dec. 31, 2013 Yakutugol And Southern Kuzbass Coal Company SKCC [Member] USD ($)
Debt Instrument [Line Items]
Credit facility interest rate	12.00%	8.40%	14.60%		8.40%	9.80%	14.60%		14.00%											5.30%
Number of installment													4	13
Credit facility basis spread on base rate				4.80%				4.80%			4.95%	4.95%	4.50%		3.80%		5.70%	5.70%
Credit facility outstanding amount				$ 169,779				$ 292,020						$ 28,435	$ 72,525					$ 33,866	$ 44,929	$ 281,307	$ 415,531
Loan amendment description																						The amendment extended the grace period and maturity from April 2015 through April 2018, bearing fixed interest at 12.5% p.a.
Loans fixed interest rate percentage																						12.50%
Loans maturity period, range start																						2015-04
Loans maturity period, range end																						2018-04
Credit facility refinanced amount										1,357,979				28,435		1,600,000
Credit facility agreement amount											1,281,698	40,000,000		724,046	1,230,422
Credit facility agreement period														5 years
Repayment grace periods											15 months	15 months
Outstanding interest accrued														13,042	8,272
Debt maturity period										4 years
Debt maturity date														2015-04
Loan provides to redeem bonds														67,288		3,800,000
Increased credit facility basis spread on base rate																			29.93%
Overdue interest amount																				90,228
Fines and penalties on overdue interest amounts																				$ 19,994